Related party balances and transactions - Transactions with related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party balances and transactions
Aeronautical/Commercial revenue	$ 27,120	$ 14,267	$ 9,957
Fees	(13,066)	(10,300)	(7,266)
Interest accruals	1,855	660	1,240
Acquisition of goods and services	(31,124)	(22,955)	(22,278)
Compensation to the Group's key staff	(4,871)	(4,249)	(3,806)
Others	$ (2,593)	$ (4,198)	$ (4,367)